United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX
R6	FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	47.8%
U.S. Treasury and Agency Securities	20.7%
Mortgage-Backed Securities[3]	14.8%
Trade Finance Agreements	3.8%
Commercial Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.7%
Floating Rate Loans	1.6%
Foreign Government Securities	1.4%
Collateralized Mortgage Obligations	1.3%
Agency Risk Transfer Security	0.9%
Municipal Securities	0.3%
Derivative Contracts[4]	(0.6)%
Other Security Types[5]	0.1%
Cash Equivalents[6]	4.2%
Other Assets and Liabilities—Net[7]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of common stock and exchange-traded funds.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (ABS)—0.4%
$6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.624%, 5/25/2024	$6,760,796
9,620,000		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.024%, 7/25/2024	10,132,722
6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 3.224%, 2/25/2024	6,164,489
2,045,629		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.674%, 4/25/2024	2,073,912
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 5.524%, 2/25/2024	2,100,903
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 4.624%, 4/25/2024	2,999,790
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $27,141,771)	30,232,612
		CORPORATE BONDS—38.8%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,803,558
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	3,083,544
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,064,339
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	532,653
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,915,692
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	11,165,428
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,899,340
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,715,984
		TOTAL	27,180,538
		Basic Industry - Metals & Mining—1.0%
500,000		Alcoa Corp., 5.87%, 2/23/2022	548,750
7,540,000		Alcoa Corp., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,146,895
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,254,000
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,684,708
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,574,353
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,214,525
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,965,692
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,478,550
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	$3,558,896
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,629,117
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	8,207,490
3,091,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	3,507,673
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,241,342
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,480,454
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,461,871
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,878,489
		TOTAL	71,832,805
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,948,267
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	7,549,350
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,624,376
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,449,396
57,000		Westvaco Corp., 7.65%, 3/15/2027	60,711
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	474,299
		TOTAL	20,106,399
		Capital Goods - Aerospace & Defense—0.8%
9,050,000	[1,2]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	9,191,352
7,480,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,791,370
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,687,000
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,732,271
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,692,500
2,160,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	2,234,056
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,971,211
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,604,848
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.917%, 2/15/2042	1,551,550
4,100,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/15/2027	4,152,701
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,858,034
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,190,827
		TOTAL	55,657,720
		Capital Goods - Building Materials—0.2%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	511,772
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,494,478
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	$14,692,147
		TOTAL	17,698,397
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,920,895
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,873
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 1.30%, 3/12/2018	999,708
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	510,759
1,350,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/18/2017	1,356,017
		TOTAL	10,868,252
		Capital Goods - Diversified Manufacturing—0.7%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,185,874
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	198,981
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	391,549
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	230,132
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	157,809
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,325,451
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,794,335
1,745,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 1.958%, 4/15/2020	1,775,073
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	606,029
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	407,911
2,500,000		General Electric Co., Sr. Unsecd. Note, Series MTN, 1.449%, 8/7/2018	2,505,537
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,195,636
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,198,176
2,800,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	2,853,402
4,550,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 4.10%, 3/1/2047	4,728,879
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,969,447
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,601,029
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,074,473
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	7,520,508
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,972,202
6,365,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	6,312,253
1,565,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	1,570,867
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$2,280,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	$2,345,778
		TOTAL	50,921,331
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,818,954
		Communications - Cable & Satellite—0.8%
8,875,000		CCO Safari II LLC, 4.908%, 7/23/2025	9,621,139
4,585,000		CCO Safari II LLC, 6.484%, 10/23/2045	5,497,910
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,450,681
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,302,649
6,610,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,545,982
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,145,542
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,798,315
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,080,714
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,492,268
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,361,193
		TOTAL	56,296,393
		Communications - Media & Entertainment—1.8%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,707,566
600,000		21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	793,004
15,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,469,155
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,435,440
11,210,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	11,823,142
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,088,145
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,021,985
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,383,092
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,428,860
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,379,355
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,716,625
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,423,748
3,355,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,534,667
6,250,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,736,850
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,294,436
8,050,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	7,796,353
2,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.50%, 3/1/2021	2,129,374
4,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	4,792,445
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	$1,814,191
		TOTAL	124,768,433
		Communications - Telecom Wireless—0.5%
4,375,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	4,311,825
2,970,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,142,741
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,867,094
8,620,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.70%, 6/15/2026	8,722,078
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,965,186
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,532,874
5,500,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,237,127
		TOTAL	36,778,925
		Communications - Telecom Wirelines—0.9%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,591,375
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,952,357
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,185,763
9,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	8,991,621
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,225,794
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,778,854
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,145,408
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,801,932
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,448,050
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,143,980
2,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	2,444,234
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,563,304
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,367,708
6,030,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.25%, 3/16/2037	6,441,909
5,346,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	5,399,931
		TOTAL	66,482,220
		Consumer Cyclical - Automotive—1.3%
2,000,000	[1,2]	American Honda Finance Corp., Series 144A, 1.50%, 9/11/2017	2,001,124
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,334,457
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,046,165
10,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,903,300
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	$3,651,396
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,766,846
5,050,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.00%, 6/12/2017	5,051,591
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	5,073,340
2,680,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,813,558
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,582,796
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,244,851
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,657,542
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,411,733
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,966,914
6,300,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,331,405
1,000,000		Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 12/6/2018	1,007,812
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,020,812
		TOTAL	88,865,642
		Consumer Cyclical - Leisure—0.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	12,733,152
		Consumer Cyclical - Retailers—1.4%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,342,020
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,133,798
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,888,764
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,633,721
5,520,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	5,585,197
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	7,034,937
422,804	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	458,637
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,786,174
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,434,068
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,283,432
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,000,759
3,460,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	3,558,340
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,944,601
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,850,752
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,747,830
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,398,997
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$6,150,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	$6,251,604
4,500,000		Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,293,266
8,345,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,780,886
10,400,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	10,578,495
		TOTAL	96,986,278
		Consumer Cyclical - Services—0.2%
5,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	5,135,480
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,658,069
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,808,543
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,377,698
		TOTAL	13,979,790
		Consumer Non-Cyclical - Food/Beverage—2.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	264,158
7,600,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	7,830,265
3,375,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	3,262,515
2,000,000		Coca-Cola Co., 1.15%, 4/1/2018	1,996,904
250,000		Coca-Cola Co., 1.65%, 3/14/2018	250,750
1,000,000		Coca-Cola Co., Sr. Unsecd. Note, 3.30%, 9/1/2021	1,053,283
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,033,080
7,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,364,235
500,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.90%, 1/25/2018	500,182
14,590,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	14,174,302
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	5,118,023
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,348,421
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,627,701
5,920,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	6,036,470
2,810,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	2,911,874
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	10,105,020
9,690,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,297,758
2,960,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	3,155,615
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,393,595
3,170,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	3,084,737
10,000,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 4.20%, 7/15/2046	9,635,450
6,945,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,785,029
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	$6,079,742
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	2,005,154
3,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,260,685
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	192,533
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	248,500
12,460,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	12,908,984
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,607,957
1,970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	1,989,739
5,550,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.55%, 6/2/2047	5,686,641
		TOTAL	149,209,302
		Consumer Non-Cyclical - Health Care—0.6%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,105,257
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,993,509
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,510,716
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,232,502
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,724,645
11,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	11,794,077
3,000,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	3,037,188
1,425,000		Humana, Inc., Sr. Unsecd. Note, 7.20%, 6/15/2018	1,500,281
4,390,000		Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	4,493,332
4,525,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,429,355
		TOTAL	43,820,862
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
4,050,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	4,138,650
4,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,325,562
2,500,000		AbbVie, Inc., Sr. Unsecd. Note, 3.20%, 5/14/2026	2,472,198
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,100,766
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,664,773
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,585,944
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,712,833
5,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.95%, 3/1/2027	4,842,790
6,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,263,538
4,460,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,824,288
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,336,625
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	533,436
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$1,900,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	$1,889,305
5,160,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	5,048,688
5,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	4,906,670
5,560,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	5,231,765
7,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	6,183,576
	TOTAL	68,061,407
	Consumer Non-Cyclical - Products—0.3%
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,493,378
14,410,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	15,307,383
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	509,356
	TOTAL	20,310,117
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,975,726
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,235,681
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,754,283
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,616,136
	TOTAL	14,606,100
	Energy - Independent—0.7%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,807,281
5,000,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	5,112,580
12,630,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,901,419
2,615,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	2,658,372
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,584,614
5,000,000	EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,972,025
5,710,000	Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,885,206
7,150,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	7,133,483
610,000	XTO Energy, Inc., 6.75%, 8/1/2037	847,353
	TOTAL	51,902,333
	Energy - Integrated—1.1%
5,080,000	BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,208,925
2,485,000	BP Capital Markets PLC, 3.119%, 5/4/2026	2,480,184
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	$8,404,112
1,550,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.783%, 9/26/2018	1,557,609
100,000		BP PLC, Deb., 8.75%, 3/1/2032	151,117
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,057,601
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,517,551
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,407,460
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,255,785
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,307,020
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,438,080
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,417,220
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,176,205
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,985,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	951,528
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,743,512
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	2,990,842
2,108,000		Total Capital International SA, Sr. Unsecd. Note, 1.755%, 8/10/2018	2,119,231
		TOTAL	81,169,482
		Energy - Midstream—1.0%
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,299,072
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,877,859
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,700,040
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	6,599,363
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,204,974
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,420,797
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	434,114
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,788,527
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,660,448
5,910,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	6,012,397
4,710,000		TC Pipelines LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	4,750,431
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,815,781
2,760,000		Williams Partners LP, 5.25%, 3/15/2020	2,991,641
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	$5,845,664
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,401,928
		TOTAL	67,803,036
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,650,450
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,206,625
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,758,750
239,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	230,635
9,600,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	10,154,246
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,971,096
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	251,875
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	5,807,500
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,509,875
		TOTAL	36,541,052
		Energy - Refining—0.3%
6,100,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	6,581,150
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	9,617,223
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,262,755
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,692,485
		TOTAL	24,153,613
		Financial Institution - Banking—6.7%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	506,183
9,995,000		American Express Co., 2.65%, 12/2/2022	10,032,041
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,000,964
7,210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	7,424,187
6,200,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,258,534
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,121,243
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,649,122
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.226%, 3/22/2018	2,014,352
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,710,670
3,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	3,506,361
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,152,730
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	$5,455,690
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	527,841
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,564,638
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,851,817
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	7,027,238
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,695,818
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,824,683
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,828,858
4,200,000		Capital One Bank, Series BKNT, 2.95%, 7/23/2021	4,244,470
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,807,776
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,125,612
4,280,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	4,370,351
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	8,074,647
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,984,934
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	3,976,991
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	7,009,107
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,986,734
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	5,064,060
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,221,003
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,113,406
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	302,290
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	6,911,479
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,552,175
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,067,992
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,956,868
500,000		Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	538,089
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,543,036
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	8,038,536
2,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series 1, 2.372%, 4/30/2018	2,016,970
2,000,000		Goldman Sachs Group, Inc., Series D, 6.00%, 6/15/2020	2,215,624
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	4,029,038
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	5,193,641
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$2,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	$2,200,000
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	11,920,776
5,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	5,111,935
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	552,056
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,470,131
2,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,117,155
5,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	5,958,414
10,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	10,339,390
7,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,392,560
4,680,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,121,076
4,085,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,086,332
9,500,000	HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,601,241
8,500,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,535,190
3,500,000	JPMorgan Chase & Co., 3.25%, 9/23/2022	3,596,407
1,000,000	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 2.056%, 1/25/2018	1,005,163
3,000,000	JPMorgan Chase & Co., Series MTN, 4.381%, 2/25/2021	2,999,400
2,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	1,991,308
10,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.54%, 5/1/2028	10,071,420
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	4,103,056
10,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,830,520
4,000,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,069,888
10,000,000	JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,501,480
4,125,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,150,472
9,125,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,211,003
5,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,037,855
5,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.50%, 5/18/2022	5,018,620
2,185,000	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.842%, 12/1/2021	2,152,225
2,000,000	Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 2.436%, 4/25/2018	2,020,070
4,730,000	Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,284,784
1,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,643,375
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	557,267
2,000,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.738%, 5/17/2023	2,050,000
10,000,000	Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	10,158,590
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	$5,474,960
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,609,084
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,042,880
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,184,574
438,457	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	302,071
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,648,017
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,143,349
3,310,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	3,262,829
4,160,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,206,771
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,929,306
500,000		SunTrust Bank, Inc., Sub. Note, 6.00%, 2/15/2026	576,409
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	500,623
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	8,180,029
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,251,080
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	3,544,615
6,820,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	7,334,944
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,769,220
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,247,254
		TOTAL	470,564,973
		Financial Institution - Broker/Asset Mgr/Exchange—1.1%
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	8,713,680
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,563,222
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,441,607
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,533,452
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,942,191
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	3,158,067
2,810,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	3,078,318
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,365,279
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,555,351
4,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	4,864,920
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	8,603,673
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,676,413
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	5,012,646
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,451,932
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,289,356
		TOTAL	77,250,107
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.8%
$6,170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	$6,459,496
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,605,954
1,235,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,401,408
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,415,029
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,093,455
9,147,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	9,243,446
573,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	598,340
3,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,046,999
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,051,366
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	284,273
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,192,085
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	987,397
		TOTAL	53,379,248
		Financial Institution - Insurance - Health—0.2%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,024,428
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	7,098,335
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,587,769
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	4,943,578
		TOTAL	15,654,110
		Financial Institution - Insurance - Life—1.6%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,067,000
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,591,070
11,000,000		American International Group, Inc., 4.50%, 7/16/2044	11,266,376
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,752,422
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,752,757
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,372,117
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,130,551
4,968,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	8,083,576
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,591,500
10,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/1/2045	10,103,010
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	$327,367
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	530,630
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,955,223
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,790,794
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,709,618
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,405,441
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,265,527
8,000,000		Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	9,253,352
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,400,363
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	476,970
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,655,174
		TOTAL	111,480,838
		Financial Institution - Insurance - P&C—0.9%
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,194,711
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,560,781
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 4.50%, 3/1/2026	4,003,951
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,440,354
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,225,077
4,350,000		Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,491,975
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,841,251
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,305,226
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,270,590
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,947,887
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,911,039
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,376,510
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,984,954
		TOTAL	60,554,306
		Financial Institution - REIT - Apartment—0.5%
7,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	7,200,523
3,745,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,908,982
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	$5,271,197
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,995,958
2,100,000	UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,248,915
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,169,092
	TOTAL	32,794,667
	Financial Institution - REIT - Healthcare—0.4%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,114,846
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,511,520
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,848,386
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,905,309
8,260,000	Healthcare Trust of America, 3.70%, 4/15/2023	8,415,288
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	3,726,508
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,627,612
	TOTAL	30,149,469
	Financial Institution - REIT - Office—0.3%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,113,286
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,273,575
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,223,680
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,216,296
5,250,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,657,206
	TOTAL	18,484,043
	Financial Institution - REIT - Other—0.5%
4,610,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,714,158
2,660,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,797,094
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,269,395
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,183,505
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,247,920
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,339,748
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,488,700
	TOTAL	38,040,520
	Financial Institution - REIT - Retail—0.5%
7,000,000	Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,289,359
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,219,933
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	$1,572,606
3,840,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	3,849,051
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,195,042
3,910,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,686,614
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,663,237
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,549,375
		TOTAL	34,025,217
		Gaming—0.0%
250,000		GLP Capital LP GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	271,250
		Municipal Services—0.0%
778,640	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	872,536
1,490,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,664,107
		TOTAL	2,536,643
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,365,465
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,041,200
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,928,012
		TOTAL	11,334,677
		Technology—2.5%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,775,655
2,000,000		Apple, Inc., 3.45%, 5/6/2024	2,097,488
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,969,767
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,362,115
1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,092,898
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,108,754
1,407,000		BMC Software, Inc., 7.25%, 6/1/2018	1,466,798
1,820,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	1,855,328
6,030,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	6,131,183
2,000,000		Cisco Systems, Inc., 3.625%, 3/4/2024	2,128,108
250,000		Corning, Inc., 4.25%, 8/15/2020	264,836
1,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	2,056,852
10,080,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	11,137,463
4,350,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,331,913
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,957,535
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	$2,648,546
4,980,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	5,560,165
4,975,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	5,345,707
8,470,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	8,813,992
400,000		IBM Corp., 1.875%, 5/15/2019	401,932
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,540,955
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,945,385
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,353,742
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,483,675
11,630,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	12,286,223
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,451,161
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,555,896
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,056,200
7,420,000		Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,266,183
4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,989,751
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,489,130
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	518,364
6,370,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	6,396,111
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,079,542
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,161,208
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,847,996
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,932,487
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,291,016
		TOTAL	179,152,060
		Transportation - Airlines—0.0%
143,592		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	151,489
		Transportation - Railroads—0.5%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,966,706
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,436,117
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,239,352
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,662,551
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,988,350
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,554,924
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	$5,953,404
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,368,916
		TOTAL	32,170,320
		Transportation - Services—0.5%
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,944,025
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,099,041
16,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	17,261,763
3,125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,105,866
2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	3,044,390
		TOTAL	33,455,085
		Utility - Electric—2.4%
3,150,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, 3.85%, 10/1/2025	3,305,572
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,041,581
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,172,844
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,890,747
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,015,402
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,750,086
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,642,807
12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	11,296,011
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,679,339
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	530,230
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,252,625
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,615,270
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	3,944,842
5,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	5,818,691
3,330,000	[1,2]	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	3,360,353
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	594,426
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,395,935
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	4,111,614
9,760,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	9,448,607
243,840	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	244,419
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$5,400,000		Gulf Power Co., 4.55%, 10/1/2044	$5,625,407
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,286,755
2,960,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	3,024,125
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,667,874
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,087,864
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,455,282
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,063,402
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	5,063,814
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,059,484
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,757,981
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	884,228
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	323,571
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,457,964
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,572,695
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,408,179
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	530,792
8,300,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	8,105,033
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	532,607
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,425,568
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,918,377
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,473,426
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,929,117
		TOTAL	169,764,946
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	643,212
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,437,523
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,459,081
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	3,121,370
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,875,587
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,076,640
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,440,720
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,451,176
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	$3,389,001
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,458,316
7,490,000	[1,2]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	7,831,312
		TOTAL	46,183,938
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,675,227
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,616,226,036)	2,737,601,392
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
8,624		FNMA ARM 681769, 2.635%, 1/01/2033	8,986
		Government National Mortgage Association—0.0%
606		GNMA2 ARM 8717, 2.250%, 10/20/2025	616
1,846		GNMA2 ARM 80201, 30 Year, 2.125%, 5/20/2028	1,887
		TOTAL	2,503
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,424)	11,489
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.3%
6,450,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.989%, 6/15/2028	6,473,484
2,520,000	[1,2]	Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	2,531,855
5,385,000	[1,2]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,435,910
426,483		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	426,708
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,053,578
		TOTAL	18,921,535
		Financial Institution - Finance Companies—0.0%
107,139		Countrywide Home Loan, Inc. 2007-J1, Class 2A1, 6.00%, 2/25/2037	79,127
		Other—0.0%
4,900,000	[1,2]	Sofi Consumer Loan Program Trust 2017-3, Class A, 2.96%, 5/25/2026	4,964,448
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 2.089%, 6/17/2030	6,060,680
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $29,787,851)	30,025,790
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
		Agency Commercial Mortgage-Backed Securities—0.3%
$6,100,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	$6,321,611
11,890,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	12,035,468
		TOTAL	18,357,079
		Commercial Mortgage—1.7%
6,690,869		Banc of America Commercial Mortgage, Inc., 2007-4, Class AM, 5.972%, 2/10/2051	6,760,801
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,539,117
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,070,602
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,595,501
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,496,288
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,908,289
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,531,225
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,603,715
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	557,942
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	8,497,931
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,588,625
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,527,447
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	9,745,552
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	17,042,770
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,317,838
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,669,397
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,414,811
		TOTAL	123,867,851
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $141,117,617)	142,224,930
		U.S. TREASURY—20.0%
		U.S. Treasury Bonds—5.9%
75,520,000		United States Treasury Bond, 2.25%, 8/15/2046	66,005,673
34,160,000		United States Treasury Bond, 2.50%, 2/15/2045	31,696,531
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Bonds—continued
$31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	$28,976,347
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	117,807,594
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,379,343
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,060,327
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	53,376,950
37,250,000		United States Treasury Bond, 3.00%, 11/15/2045	38,157,354
14,760,000		United States Treasury Bond, 3.00%, 2/15/2047	15,133,456
33,650,000		United States Treasury Bond, 3.125%, 8/15/2044	35,370,054
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,825,065
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,503,438
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	9,963,673
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,479,948
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,137,500
		TOTAL	416,873,253
		U.S. Treasury Notes—14.1%
11,139,235		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,235,020
4,114,560		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	4,146,891
43,085,600		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	43,419,819
13,569,920		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,698,461
2,258,828		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	2,246,250
46,887,388	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	45,951,037
26,766,180		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	27,245,932
62,691,000		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	64,357,490
121,400,000		United States Treasury Note, 1.00%, 10/15/2019	120,477,433
3,500,000		United States Treasury Note, 1.125%, 8/31/2021	3,421,250
20,000,000		United States Treasury Note, 1.375%, 2/15/2020	19,988,540
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,567,384
332,000,000		United States Treasury Note, 1.375%, 4/30/2021	328,917,745
20,260,000		United States Treasury Note, 1.375%, 8/31/2023	19,592,844
500,000		United States Treasury Note, 1.50%, 1/31/2022	494,785
17,500,000		United States Treasury Note, 1.50%, 8/15/2026	16,487,618
4,300,000		United States Treasury Note, 1.625%, 7/31/2020	4,318,037
5,900,000		United States Treasury Note, 1.625%, 8/15/2022	5,848,836
18,300,000		United States Treasury Note, 1.625%, 11/15/2022	18,099,128
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	7,021,345
5,000,000		United States Treasury Note, 1.625%, 5/15/2026	4,772,083
9,400,000		United States Treasury Note, 1.75%, 10/31/2020	9,465,902
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	U.S. TREASURY—continued
	U.S. Treasury Notes—continued
$5,900,000	United States Treasury Note, 1.75%, 3/31/2022	$5,899,001
5,700,000	United States Treasury Note, 1.75%, 4/30/2022	5,696,512
2,360,000	United States Treasury Note, 1.75%, 9/30/2022	2,351,334
17,200,000	United States Treasury Note, 1.75%, 1/31/2023	17,091,157
18,700,000	United States Treasury Note, 2.00%, 11/30/2020	18,980,519
18,400,000	United States Treasury Note, 2.00%, 11/30/2022	18,554,291
4,900,000	United States Treasury Note, 2.00%, 2/15/2025	4,869,375
4,350,000	United States Treasury Note, 2.00%, 8/15/2025	4,303,873
18,655,000	United States Treasury Note, 2.125%, 8/31/2020	19,017,829
10,000,000	United States Treasury Note, 2.125%, 3/31/2024	10,080,469
1,065,000	United States Treasury Note, 2.25%, 11/15/2025	1,072,583
95,000,000	United States Treasury Note, 2.25%, 2/15/2027	95,280,905
15,840,000	United States Treasury Note, 2.375%, 8/15/2024	16,203,618
1,800,000	United States Treasury Note, 2.50%, 5/15/2024	1,857,492
	TOTAL	997,032,788
	TOTAL U.S. TREASURY (IDENTIFIED COST $1,407,225,798)	1,413,906,041
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
8,504	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	9,608
70,544	Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	79,064
4,964	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,668
569	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	570
142	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	142
16,276	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	18,611
51,209	Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	53,810
25,113	Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	26,632
52,785	Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	55,851
124,178	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	132,080
118,817	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	125,207
67,135	Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	71,185
	TOTAL	578,428
	Federal National Mortgage Association—0.1%
8,436	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	9,971
23,150	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	24,480
876	Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	877
150,055	Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	167,047
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$49,355	Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	$56,348
39,407	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	44,103
40,933	Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	47,425
11,547	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	11,683
39,204	Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	43,823
17,503	Federal National Mortgage Association, Pool 727437, 4.50%, 7/1/2018	17,919
139,771	Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	159,270
12,483	Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	12,744
12,930	Federal National Mortgage Association, Pool 752031, 5.00%, 10/1/2018	13,134
15,462	Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	17,311
30,551	Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	34,172
41,129	Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	46,069
14,677	Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	16,742
40,630	Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	42,563
30,981	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	35,012
189,788	Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	201,201
114,456	Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	126,277
1,557,877	Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,666,137
830,194	Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	887,887
	TOTAL	3,682,195
	Government National Mortgage Association—0.0%
5,788	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	6,517
3,391	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,898
3,426	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	3,974
7,499	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	8,631
6,804	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	7,512
10,139	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	11,669
85	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	89
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$3,583	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	$4,192
776	Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	918
650	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	753
10,476	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	12,164
6,132	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	7,050
6,149	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	7,169
47,664	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	53,216
34,636	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	38,677
11,067	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	12,366
52,128	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	58,243
63,738	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	71,241
34,471	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	38,246
75,074	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	82,396
30,444	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	33,412
28,814	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	32,201
67,236	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	73,795
17,304	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	19,399
9,464	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	10,845
8,540	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	9,887
339	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	393
393	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	454
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$680	Government National Mortgage Association, Pool 433749, 6.00%, 5/15/2028	$770
2,112	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,453
106	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	126
78,758	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	90,592
1,755	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,034
1,548	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,747
18,514	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	21,943
52,139	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	61,234
52,847	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	54,378
3,222	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	3,595
5,726	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,675
155,218	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	180,978
2,504	Government National Mortgage Association, Pool 563680, 5.00%, 12/15/2017	2,518
414	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	482
1,342	Government National Mortgage Association, Pool 577739, 5.00%, 9/15/2017	1,347
2,167	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	2,386
11,753	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	12,926
1,527	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	1,558
24,610	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	28,381
41,543	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	47,776
5,954	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	6,088
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$726	Government National Mortgage Association, Pool 614968, 5.00%, 11/15/2018	$742
69,552	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	75,242
34,718	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	40,731
30,708	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	31,364
5,230	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	6,086
59,251	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	66,137
720,093	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	817,021
232,393	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	262,368
128,834	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	145,334
123,548	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	136,342
62,670	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	67,384
196,482	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	212,920
16,392	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	18,481
21,082	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	24,105
19,610	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	22,360
	TOTAL	3,065,911
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,692,713)	7,326,534
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	11,971,344
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	9,942,100
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,036,504)	21,913,444
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.0%
$71,471	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.475%, 8/15/2039	$71,425
	Federal Home Loan Mortgage Corporation—0.0%
1,307,388	Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,436,655
163,286	Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	166,635
219,907	Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	238,100
998,392	Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	1,096,409
	TOTAL	2,937,799
	Federal National Mortgage Association—0.0%
149	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	152
386	Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	406
48,974	Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	49,559
2,000,000	Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,300,167
	TOTAL	2,350,284
	Government National Mortgage Association—0.1%
3,160,856	Government National Mortgage Association REMIC 2004-11 Class QG, 5.00%, 2/16/2034	3,430,667
312,867	Government National Mortgage Association REMIC 2004-27 Class PC, 5.50%, 3/20/2034	324,189
	TOTAL	3,754,856
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,871,377)	9,114,364
	FOREIGN GOVERNMENT/AGENCY—0.2%
	Sovereign—0.2%
9,300,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $9,683,285)	9,220,950
	INVESTMENT COMPANIES—37.4%[6]
26,119,315	Emerging Markets Core Fund	265,633,436
11,704,744	Federated Bank Loan Core Fund	119,037,243
91,649,791	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[7]	91,677,286
135,135,287	Federated Mortgage Core Portfolio	1,333,785,288
36,961,007	Federated Project and Trade Finance Core Fund	339,671,658
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[6]
75,856,957	High Yield Bond Portfolio	$490,794,509
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,554,817,699)	2,640,599,420
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $6,820,612,075)[8]	7,042,176,966
	OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	21,073,271
	TOTAL NET ASSETS—100%	$7,063,250,237

At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10U.S. Treasury Note 2-Year Long Futures	16,235	$3,514,623,844	September 2017	$1,028,033
10U.S. Treasury Note 10-Year Short Futures	9,736	$1,229,626,375	September 2017	$(3,908,332)
10U.S. Treasury Note 10-Year Ultra Short Futures	754	$102,343,719	September 2017	$(679,118)
10U.S. Treasury Ultra Bond Short Futures	1,446	$238,770,750	September 2017	$(3,414,910)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,974,327)
At May 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/11/2017	JP Morgan Chase Bank N.A.	22,370,000 AUD	321,699,634 MXN	$(450,967)
Contracts Sold:
8/11/2017	Bank of America N.A.	22,370,000 AUD	317,938,099 MXN	$251,538
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(199,429)
Semi-Annual Shareholder Report

CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2017[11]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
OTC SWAP
Barclays Capital, Inc.	Series 27 Emerging Markets CDX Index	Buy	1.00%	6/20/2022	1.94%	$38,000,000	$1,662,504	$1,717,546	$(55,042)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $508,718,223, which represented 7.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2017, these liquid restricted securities amounted to $495,683,000, which represented 7.0% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$30,232,612	$—	$30,232,612
Corporate Bonds	—	2,737,299,321	302,071	2,737,601,392
Adjustable Rate Mortgages	—	11,489	—	11,489
Asset-Backed Securities	—	30,025,790	—	30,025,790
Commercial Mortgage-Backed Securities	—	142,224,930	—	142,224,930
U.S. Treasury	—	1,413,906,041	—	1,413,906,041
Mortgage-Backed Securities	—	7,326,534	—	7,326,534
Municipal Bonds	—	21,913,444	—	21,913,444
Collateralized Mortgage Obligations	—	9,114,364	—	9,114,364
Foreign Government/Agency	—	9,220,950	—	9,220,950
Investment Companies[1]	91,677,286	—	—	2,640,599,420
TOTAL SECURITIES	$91,677,286	$4,401,275,475	$302,071	$7,042,176,966
Other Financial Instruments
Assets
Futures Contracts	$1,028,033	$—	$—	$1,028,033
Foreign Exchange Contracts	—	251,538	—	251,538
Swap Contracts	—	1,662,504	—	1,662,504
Liabilities
Futures Contracts	(8,002,360)	—	—	(8,002,360)
Foreign Exchange Contracts	—	(450,967)	—	(450,967)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,974,327)	$1,463,075	$—	$(5,511,252)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $2,548,922,134 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.63	$11.28
Income From Investment Operations:
Net investment income	0.15	0.31	0.31	0.36	0.33	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.16	0.03	(0.33)	0.15	(0.47)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.34	(0.02)	0.51	(0.14)	0.80
Less Distributions:
Distributions from net investment income	(0.15)	(0.32)	(0.31)	(0.36)	(0.32)	(0.36)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.18)	(0.32)	(0.32)	(0.41)	(0.48)	(0.45)
Net Asset Value, End of Period	$10.92	$10.79	$10.77	$11.11	$11.01	$11.63
Total Return[2]	2.87%	3.17%	(0.20)%	4.70%	(1.17)%	7.20%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.92%	0.92%	0.91%	0.90%	0.90%
Net investment income	2.78%[3]	2.84%	2.85%	3.15%	2.90%	3.18%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.05%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$328,200	$358,016	$397,563	$437,711	$627,061	$980,092
Portfolio turnover	15%	33%	30%	36%	31%	42%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.63	$11.28
Income From Investment Operations:
Net investment income	0.11	0.25	0.25	0.30	0.27	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.17	0.03	(0.33)	0.15	(0.47)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.28	(0.08)	0.45	(0.20)	0.73
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.25)	(0.30)	(0.26)	(0.29)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.15)	(0.26)	(0.26)	(0.35)	(0.42)	(0.38)
Net Asset Value, End of Period	$10.92	$10.79	$10.77	$11.11	$11.01	$11.63
Total Return[2]	2.59%	2.61%	(0.75)%	4.13%	(1.72)%	6.62%
Ratios to Average Net Assets:
Net expenses	1.47%[3]	1.47%	1.47%	1.46%	1.45%	1.45%
Net investment income	2.23%[3]	2.29%	2.30%	2.60%	2.37%	2.62%
Expense waiver/reimbursement[4]	0.09%[3]	0.08%	0.06%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,844	$19,723	$21,876	$25,222	$29,994	$40,460
Portfolio turnover	15%	33%	30%	36%	31%	42%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.63	$11.28
Income From Investment Operations:
Net investment income	0.12	0.25	0.26	0.30	0.27	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.16	0.03	(0.33)	0.15	(0.47)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.28	(0.07)	0.45	(0.20)	0.74
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.26)	(0.30)	(0.26)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.15)	(0.26)	(0.27)	(0.35)	(0.42)	(0.39)
Net Asset Value, End of Period	$10.92	$10.79	$10.77	$11.11	$11.01	$11.63
Total Return[2]	2.61%	2.64%	(0.72)%	4.16%	(1.70)%	6.64%
Ratios to Average Net Assets:
Net expenses	1.44%[3]	1.43%	1.45%	1.44%	1.44%	1.43%
Net investment income	2.26%[3]	2.32%	2.33%	2.63%	2.37%	2.65%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.04%	0.05%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,550	$90,932	$93,405	$106,743	$128,215	$187,105
Portfolio turnover	15%	33%	30%	36%	31%	42%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.64	$11.28
Income From Investment Operations:
Net investment income	0.14	0.29	0.29	0.35	0.32	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.16	0.03	(0.32)	0.15	(0.48)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.32	(0.03)	0.50	(0.16)	0.78
Less Distributions:
Distributions from net investment income	(0.14)	(0.30)	(0.30)	(0.35)	(0.31)	(0.33)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.17)	(0.30)	(0.31)	(0.40)	(0.47)	(0.42)
Net Asset Value, End of Period	$10.92	$10.79	$10.77	$11.11	$11.01	$11.64
Total Return[2]	2.78%	2.99%	(0.36)%	4.59%	(1.39)%	7.07%
Ratios to Average Net Assets:
Net expenses	1.10%[3]	1.09%	1.08%	1.02%	1.05%	1.10%
Net investment income	2.59%[3]	2.66%	2.70%	3.04%	2.78%	2.97%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.04%	0.05%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,173	$61,863	$64,555	$60,748	$72,495	$100,631
Portfolio turnover	15%	33%	30%	36%	31%	42%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.64	$11.28
Income From Investment Operations:
Net investment income	0.18	0.37	0.37	0.42	0.39	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.16	0.03	(0.33)	0.15	(0.47)	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.40	0.04	0.57	(0.08)	0.87
Less Distributions:
Distributions from net investment income	(0.18)	(0.38)	(0.37)	(0.42)	(0.39)	(0.42)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.21)	(0.38)	(0.38)	(0.47)	(0.55)	(0.51)
Net Asset Value, End of Period	$10.92	$10.79	$10.77	$11.11	$11.01	$11.64
Total Return[2]	3.15%	3.74%	0.35%	5.27%	(0.72)%	7.88%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.37%	0.38%	0.36%	0.35%	0.35%
Net investment income	3.32%[3]	3.38%	3.41%	3.69%	3.46%	3.72%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.09%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,339,126	$5,519,156	$5,158,561	$4,899,216	$3,866,053	$5,063,837
Portfolio turnover	15%	33%	30%	36%	31%	42%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.64	$11.28
Income From Investment Operations:
Net investment income	0.15	0.34	0.34	0.38	0.35	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.17	0.03	(0.33)	0.16	(0.47)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.37	0.01	0.54	(0.12)	0.83
Less Distributions:
Distributions from net investment income	(0.16)	(0.35)	(0.34)	(0.39)	(0.35)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.19)	(0.35)	(0.35)	(0.44)	(0.51)	(0.47)
Net Asset Value, End of Period	$10.92	$10.79	$10.77	$11.11	$11.01	$11.64
Total Return[2]	3.00%	3.43%	0.04%	4.96%	(1.01)%	7.55%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	0.67%	0.67%	0.66%	0.65%	0.65%
Net investment income	3.03%[3]	3.09%	3.10%	3.40%	3.16%	3.42%
Expense waiver/reimbursement[4]	0.28%[3]	0.28%	0.28%	0.29%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$520,998	$555,265	$627,642	$754,344	$817,990	$1,194,673
Portfolio turnover	15%	33%	30%	36%	31%	42%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$10.78	$10.77	$11.18
Income From Investment Operations:
Net investment income	0.18	0.38	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.17	0.01	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.39	(0.18)
Less Distributions:
Distributions from net investment income	(0.18)	(0.38)	(0.23)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.03)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.21)	(0.38)	(0.23)
Net Asset Value, End of Period	$10.92	$10.78	$10.77
Total Return[3]	3.16%	3.65%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.36%	0.37%[4]
Net investment income	3.28%[4]	3.39%	3.49%[4]
Expense waiver/reimbursement[5]	0.05%[4]	0.05%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$720,360	$122,349	$9,104
Portfolio turnover	15%	33%	30%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $2,640,599,420 of investment in affiliated holdings (Note 5) (identified cost $6,820,612,075)		$7,042,176,966
Cash		48,692
Cash denominated in foreign currencies (identified cost $41,208)		41,941
Due from broker for swap contracts		4,420
Income receivable		42,998,099
Swaps, at value (premium paid $1,717,546)		1,662,504
Receivable for investments sold		14,499,958
Receivable for shares sold		7,102,962
Unrealized appreciation on foreign exchange contracts		251,538
TOTAL ASSETS		7,108,787,080
Liabilities:
Payable for investments purchased	$23,460,002
Payable for shares redeemed	14,208,144
Unrealized depreciation on foreign exchange contracts	450,967
Payable for daily variation margin on futures contracts	2,614,357
Income distribution payable	3,734,406
Payable for periodic payments from swap contracts	77,056
Payable to adviser (Note 5)	48,491
Payable for administrative fee (Note 5)	15,213
Payable for distribution services fee (Note 5)	179,136
Payable for other service fees (Notes 2 and 5)	200,120
Accrued expenses (Note 5)	548,951
TOTAL LIABILITIES		45,536,843
Net assets for 646,596,929 shares outstanding		$7,063,250,237
Net Assets Consist of:
Paid-in capital		$6,899,061,448
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		214,336,826
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(49,386,217)
Distributions in excess of net investment income		(761,820)
TOTAL NET ASSETS		$7,063,250,237
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($328,199,839 ÷ 30,051,830 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share (100/95.50 of $10.92)	$11.43
Redemption proceeds per share	$10.92
Class B Shares:
Net asset value per share ($16,844,032 ÷ 1,542,089 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share	$10.92
Redemption proceeds per share (94.50/100 of $10.92)	$10.32
Class C Shares:
Net asset value per share ($80,549,547 ÷ 7,374,536 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share	$10.92
Redemption proceeds per share (99.00/100 of $10.92)	$10.81
Class R Shares:
Net asset value per share ($57,173,306 ÷ 5,233,603 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share	$10.92
Redemption proceeds per share	$10.92
Institutional Shares:
Net asset value per share ($5,339,125,793 ÷ 488,737,756 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share	$10.92
Redemption proceeds per share	$10.92
Service Shares:
Net asset value per share ($520,998,109 ÷ 47,692,608 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share	$10.92
Redemption proceeds per share	$10.92
Class R6 Shares:
Net asset value per share ($720,359,611 ÷ 65,964,507 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.92
Offering price per share	$10.92
Redemption proceeds per share	$10.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Interest (including income on securities loaned of $46,349)		$72,564,844
Dividends received from affiliated holdings (Note 5)		54,223,822
TOTAL INCOME		126,788,666
Expenses:
Investment adviser fee (Note 5)	$10,319,085
Administrative fee (Note 5)	2,700,348
Custodian fees	113,059
Transfer agent fee (Note 2)	2,001,432
Directors'/Trustees' fees (Note 5)	29,287
Auditing fees	15,807
Legal fees	3,559
Portfolio accounting fees	151,751
Distribution services fee (Note 5)	1,619,819
Other service fees (Notes 2 and 5)	1,202,407
Share registration costs	74,598
Printing and postage	69,755
Taxes	21,527
Miscellaneous (Note 5)	52,396
TOTAL EXPENSES	18,374,830
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,700,012)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,620,300)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,320,312)
Net expenses			$15,054,518
Net investment income			111,734,148
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(2,737,698) on sales of investments in affiliated holdings (Note 5))			6,908,865
Net realized loss on futures contracts			(17,729,578)
Net realized loss on swap contracts			(1,839,178)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			123,435,552
Net change in unrealized appreciation of futures contracts			(8,051,947)
Net change in unrealized appreciation of swap contracts			(724,558)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			101,999,156
Change in net assets resulting from operations			$213,733,304
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$111,734,148	$215,102,681
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(12,659,891)	6,864,220
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	114,659,047	(3,681,645)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	213,733,304	218,285,256
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,845,174)	(11,015,860)
Class B Shares	(211,145)	(510,794)
Class C Shares	(1,000,736)	(2,263,023)
Class R Shares	(800,847)	(1,756,281)
Institutional Shares	(96,521,490)	(181,727,018)
Service Shares	(8,254,380)	(18,773,755)
Class R6 Shares	(3,040,355)	(3,752,380)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(751,135)	(102,785)
Class B Shares	(40,754)	(5,679)
Class C Shares	(186,811)	(24,357)
Class R Shares	(129,933)	(16,747)
Institutional Shares	(11,739,160)	(1,326,452)
Service Shares	(1,126,435)	(159,786)
Class R6 Shares	(263,875)	(26,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(128,912,230)	$(221,461,831)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Share Transactions:
Proceeds from sale of shares	1,613,308,397	2,253,198,879
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	147,842,869	—
Net asset value of shares issued to shareholders in payment of distributions declared	102,019,965	173,294,048
Cost of shares redeemed	(1,612,046,851)	(2,068,717,199)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	251,124,380	357,775,728
Change in net assets	335,945,454	354,599,153
Net Assets:
Beginning of period	6,727,304,783	6,372,705,630
End of period (including undistributed (distributions in excess of) net investment income of $(761,820) and $2,178,159, respectively)	$7,063,250,237	$6,727,304,783
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Core Bond Fund, an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Hancock Horizon Core Bond Fund's shareholders on January 26, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Hancock Horizon Core Bond Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Hancock Horizon Core Bond Fund Investment Shares exchanged, a shareholder received 1.466 shares of the Fund's Service Shares.
For every one share of Hancock Horizon Core Bond Fund Class C Shares exchanged, a shareholder received 1.475 shares of the Fund's Service Shares.
For every one share of Hancock Horizon Core Bond Fund Institutional Shares exchanged, a shareholder received 1.470 shares of the Fund's Institutional Shares.
The Fund received net assets from Hancock Horizon Core Bond Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Hancock Horizon Core Bond Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,689,155	$147,842,869	$(3,632,817)	$6,714,346,778	$6,862,189,647
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended May 31, 2017, were as follows:
Net investment income*	$112,475,872
Net realized and unrealized gain on investments	105,514,377
Net increase in net assets resulting from operations	217,990,249
*	Net investment income includes $83,540 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Hancock Horizon Core Bond Fund that have been included in the Fund's Statement of Operations as of May 31, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based
Semi-Annual Shareholder Report

on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fee, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,320,312 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$159,887	$(39,375)
Class B Shares	14,228	(3,334)
Class C Shares	39,478	—
Class R Shares	75,616	(47)
Institutional Shares	1,555,534	(964,224)
Service Shares	146,976	(83,484)
Class R6 Shares	9,713	—
TOTAL	$2,001,432	$(1,090,464)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$419,862
Class B Shares	22,644
Class C Shares	105,861
Service Shares	654,040
TOTAL	$1,202,407
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2017 was $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Semi-Annual Shareholder Report

Certain swap contracts are subject to Master Netting Agreements (MNA). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $52,285,714. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,113,167,748 and $1,518,801,753, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,176,562 and $379,504, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2017, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,733,152
Regional Diversified Funding, Series 144A, 9.25%, 03/15/2030	3/10/2000	$438,457	$302,071
Option Contracts
The Fund buys or sells put and call options to seek to increase income and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2017, the Fund had no outstanding written option contracts.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$6,974,327*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$251,538	Unrealized depreciation on foreign exchange contracts	$450,967
Credit contracts		$—	Payable for periodic payments from swap contracts	$77,056
Credit contracts	Swaps, at value	$1,662,504
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,914,042		$7,502,350
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[1]	Total
Interest rate contracts	$—	$(17,729,578)	$—	$(17,729,578)
Foreign exchange contracts	—	—	1,936,707	1,936,707
Credit contracts	(1,839,178)	—	—	(1,839,178)
TOTAL	$(1,839,178)	$(17,729,578)	$1,936,707	$(17,632,049)
1	The net realized gain on Forward Exchange Contracts is found within the net realized gain on investments and foreign currency transactions on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[2]	Total
Interest rate contracts	$—	$(8,051,947)	$—	$(8,051,947)
Foreign exchange contracts	—	—	(1,678,285)	(1,678,285)
Credit contracts	(724,558)	—	—	(724,558)
TOTAL	$(724,558)	$(8,051,947)	$(1,678,285)	$(10,454,790)
2	The net change in unrealized appreciation/depreciation of Forward Exchange Contracts is found within the Net Change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,267,572	$24,549,599	6,619,609	$72,154,592
Shares issued to shareholders in payment of distributions declared	493,613	5,345,025	975,293	10,622,192
Shares redeemed	(5,891,684)	(63,737,800)	(11,330,941)	(123,285,168)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,130,499)	$(33,843,176)	(3,736,039)	$(40,508,384)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	41,747	$451,762	336,574	$3,627,718
Shares issued to shareholders in payment of distributions declared	21,750	235,459	43,103	469,437
Shares redeemed	(349,146)	(3,777,897)	(583,082)	(6,355,534)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(285,649)	$(3,090,676)	(203,405)	$(2,258,379)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	516,941	$5,589,591	2,129,382	$23,082,408
Shares issued to shareholders in payment of distributions declared	100,062	1,083,306	190,202	2,071,931
Shares redeemed	(1,669,264)	(18,067,502)	(2,565,488)	(27,915,488)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,052,261)	$(11,394,605)	(245,904)	$(2,761,149)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	707,962	$7,659,698	1,411,093	$15,333,669
Shares issued to shareholders in payment of distributions declared	77,572	840,057	146,860	1,600,285
Shares redeemed	(1,284,042)	(13,910,139)	(1,818,836)	(19,820,370)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(498,508)	$(5,410,384)	(260,883)	$(2,886,416)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,686,847	$905,473,975	170,243,864	$1,864,060,426
Shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	12,255,457	132,358,939	—	—
Shares issued to shareholders in payment of distributions declared	7,815,905	84,665,934	12,931,099	141,011,442
Shares redeemed	(126,425,280)	(1,372,458,554)	(150,677,225)	(1,637,049,793)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(22,667,071)	$(249,959,706)	32,497,738	$368,022,075

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,934,159	$64,265,920	13,206,760	$142,903,070
Shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	1,433,697	15,483,930	—	—
Shares issued to shareholders in payment of distributions declared	731,420	7,921,466	1,487,442	16,206,076
Shares redeemed	(11,856,669)	(128,262,397)	(21,512,081)	(233,496,443)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,757,393)	$(40,591,081)	(6,817,879)	$(74,387,297)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	55,532,691	$605,317,852	12,293,513	$132,036,996
Shares issued to shareholders in payment of distributions declared	177,680	1,928,718	120,249	1,312,685
Shares redeemed	(1,090,538)	(11,832,562)	(1,914,571)	(20,794,403)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	54,619,833	$595,414,008	10,499,191	$112,555,278
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,228,452	$251,124,380	31,732,819	$357,775,728
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $6,820,612,075. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investment in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $221,564,891. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $272,163,413 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,598,522.
At November 30, 2016, for federal income tax purposes, the Fund had $7,167,881 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $1,668,995 of its fee and voluntarily reimbursed $1,090,464 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$421,369	$—
Class B Shares	67,932	—
Class C Shares	319,070	—
Class R Shares	149,153	—
Service Shares	662,295	(529,836)
TOTAL	$1,619,819	$(529,836)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $649,787 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $11,259 in sales charges from the sale of Class A Shares. FSC also retained $589, $15,996 and $2,601 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $22,112 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 1.46%, 1.46%, 1.10%, 0.36%, 0.66% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $31,017. Transactions involving the affiliated holdings during the six months ended May 31, 2017, were as follows:
	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Emerging Markets Core Fund	25,079,454	1,642,876	(603,015)	26,119,315	$265,633,436	$9,189,620
Federated Bank Loan Core Fund	11,188,254	516,490	—	11,704,744	$119,037,243	$2,752,184
Federated Institutional Prime Value Obligations Fund, Institutional Shares	29,197,826	531,115,703	(468,663,738)	91,649,791	$91,677,286	$247,126
Federated Mortgage Core Portfolio	160,628,695	9,319,802	(34,813,210)	135,135,287	$1,333,785,288	$20,516,622
Federated Project and Trade Finance Core Fund	36,232,401	728,606	—	36,961,007	$339,671,658	$6,735,529
High Yield Bond Portfolio	79,327,798	2,946,879	(6,417,720)	75,856,957	$490,794,509	$14,782,741
TOTAL OF AFFILIATED TRANSACTIONS	341,654,428	546,270,356	510,497,683	377,427,101	$2,640,599,420	$54,223,822
At May 31, 2017, the Fund owns a majority of the outstanding shares of beneficial interest of each of Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund, affiliated management investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$426,653,676
Sales	$631,932,513
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject
Semi-Annual Shareholder Report

to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,028.70	$4.65
Class B Shares	$1,000	$1,025.90	$7.42
Class C Shares	$1,000	$1,026.10	$7.27
Class R Shares	$1,000	$1,027.80	$5.56
Institutional Shares	$1,000	$1,031.50	$1.87
Service Shares	$1,000	$1,030.00	$3.39
Class R6 Shares	$1,000	$1,031.60	$1.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.63
Class B Shares	$1,000	$1,017.60	$7.39
Class C Shares	$1,000	$1,017.70	$7.24
Class R Shares	$1,000	$1,019.40	$5.54
Institutional Shares	$1,000	$1,023.10	$1.87
Service Shares	$1,000	$1,021.60	$3.38
Class R6 Shares	$1,000	$1,023.10	$1.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.47%
Class C Shares	1.44%
Class R Shares	1.10%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017